Accrued Liabilities and Other Payables (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Current
Accrued payroll		$ 535,181	$ 143,998
VAT payable		2,200,654	2,192,898
Individual tax payable		205,917
Other loans	[1]	4,322,106	5,370,535
Advertising payable	[2]	18,902,385	5,852,359
Other payable		2,073,234	2,929,076
Accrued liabilities and other payables		28,239,477	16,488,866
Non-current
Other loans	[1]	$ 244,755

[1]	Other loans primarily consist of loans from third parties for working capital purpose, payable on various date from April 7, 2019 to May 16, 2020. Other loans of $655,671 and $939,555, respectively as of December 31, 2018 and 2017, are unsecured and bear annual interest at the rate of 7.2% and a daily interest rate at 0.04%, respectively. The remaining other loans are unsecured and interest-free.
[2]	Advertising payable represents the payments owed to the vendors that provide advertising activities for the Company to promote the Luokuang mobile application.